Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other current liabilities
Summary of current liabilities Explanatory

	At December 31,
(Euro thousands)	2024	2023
Financing fund	51,874	63,320
Due to related companies	23,504	7,115
Payroll and employee benefits payables	21,222	20,750
Accrued expenses	17,809	18,544
Tax payables	11,069	10,285
Customer advances	4,140	6,307
Warrant liabilities	1,223	4,041
Other	8,179	4,265
Total other current liabilities	139,020	134,627

Summary of warrant liabilities Explanatory

	At December 31,
(Euro thousands)	2024	2023
Public Warrant	791	2,612
Private Placement Warrant	432	1,429
Total warrant liabilities	1,223	4,041